Significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the three and nine months ended
September 30, 2017
:

		As of September 30, 2017
		Three months ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$1,715	(1,715)	$—
FINANCING ACTIVITIES	Restricted cash	154	(154)	—

Increase (decrease) in cash, cash equivalents and restricted cash		3,114	(1,869)	1,245
Cash, cash equivalents and restricted cash, beginning of period		15,452	25,994	41,446
Cash, cash equivalents and restricted cash, end of period		$18,566	24,125	$42,691

		As of September 30, 2017
		Nine months ended
(in thousands of U.S. dollars)	Cash Flow Line Items	Balance Prior to Adoption	Adjustments Increase/(Decrease)	As Adjusted

OPERATING ACTIVITIES	Restricted cash	$(2,129)	2,129	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	3,774	19	3,793
FINANCING ACTIVITIES	Restricted cash	232	(232)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(349)	1,916	1,567
Cash, cash equivalents and restricted cash, beginning of period		18,915	22,209	41,124
Cash, cash equivalents and restricted cash, end of period		$18,566	24,125	$42,691